Derivative Financial Instruments - Profile of the nominal amount of the foreign currency forward contracts and option collars and the fair values (Details) € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset | €			€ 1,268
Fair value, Liability | €	€ (17,193)
FX forward contracts
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Liability | €	(5,338)		€ (1,820)
FX forward contracts | Less than 1 year
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount | $		$ 150,000
FX forward contracts | Between 1 and 2 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount | $		50,000		$ 200,000
Option collars
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Liability | €	€ (4,431)
Option collars | Between 1 and 2 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount | $		250,000
Option collars | Between 2 and 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount | $		$ 50,000